Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2023
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery

The Corporation adopted a compensation recovery policy (the “Executive Compensation Clawback Policy”) as required by the Nasdaq listing rules and Rule 10D-1 of the Exchange Act. A copy of the Executive Compensation Clawback Policy is filed as Exhibit 97.1 hereto. During the external audit of the Corporation’s financial statements for the year ended December 31, 2022, the Corporation determined that it was required to prepare an accounting restatement of its consolidated financial statements for the year ended December 31, 2021, which has been reflected in the restated comparative periods (including an opening balance sheet as of January 1, 2021) presented in the consolidated financial statements for the year ended December 31, 2021 that are filed herewith. The Corporation concluded that it was not required under the Executive Compensation Clawback Policy to recover any previously awarded incentive-based compensation because the Executive Compensation Clawback Policy applies only to incentive-based compensation received on or after October 2, 2023, and no current or former executive officer who is subject to said policy received any incentive-based compensation on or after such date. The Corporation also notes that current and former executive officers who are subject to the Executive Compensation Clawback Policy have never received incentive-based compensation based on any financial reporting measure that was impacted by the referenced restatement.

In connection with this Amendment No. 1, the Corporation considered whether the restatement described in Note 2(w) to the Restated Financial Statements required recovery of erroneously awarded incentive-based compensation pursuant to the Executive Compensation Clawback Policy. The Corporation concluded that the restatement of previously issued financial statements described in Note 2(w) did not impact related performance metrics used for executive officer compensation, and, therefore, no recovery of incentive-based compensation was required.